AST BOND PORTFOLIO 2026
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.8%
Asset-Backed Securities — 29.2%
Automobiles — 4.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	150	$150,542
Series 2019-01A, Class A, 144A
3.450%	03/20/23	400	408,913
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	900	947,590
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	10	9,892
Series 2018-02, Class A2, 144A
3.140%	02/20/24	74	74,747
Ford Credit Floorplan Master Owner Trust,
Series 2019-02, Class A
3.060%	04/15/26	100	106,934
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	391	394,067
			2,092,685
Collateralized Loan Obligations — 20.6%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.178%(c)	04/23/31	1,000	999,001
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.043%(c)	01/17/28	560	560,126
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.193%(c)	04/17/31	748	746,985
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.332%(c)	01/22/31	250	249,995
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.332%(c)	02/20/31	750	750,224
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.433%(c)	01/16/31	750	750,040
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.295%(c)	04/26/31	1,500	1,500,037
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.323%(c)	07/16/31	250	250,006
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.403%(c)	10/18/31	497	$497,300
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
1.501%(c)	01/15/32	500	500,151
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
1.213%(c)	04/18/31	744	744,202
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.373%(c)	01/17/31	500	500,198
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29	1,209	1,206,943
			9,255,208
Credit Cards — 3.0%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	600	614,986
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	700	714,121
			1,329,107
Equipment — 0.4%
MMAF Equipment Finance LLC,
Series 2019-B, Class A2, 144A
2.070%	10/12/22	166	166,996
Student Loan — 0.5%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	247	248,594

Total Asset-Backed Securities (cost $12,993,523)			13,092,590
Commercial Mortgage-Backed Securities — 22.5%
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	1,800	1,884,991
Commercial Mortgage Trust,
Series 2014-LC17, Class A5
3.917%	10/10/47	206	225,082
Series 2015-CR22, Class A3
3.207%	03/10/48	100	101,578
Series 2015-CR26, Class A3
3.359%	10/10/48	600	641,954
A1

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-LC21, Class A3
3.445%	07/10/48	600	$640,314
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.312%(cc)	07/25/26	23,720	1,388,785
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	600	640,611
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	60	60,130
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	787	794,495
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	778	834,004
Series 2015-C26, Class A3
3.211%	10/15/48	289	302,899
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	615,557
Series 2016-UB12, Class A1
1.779%	12/15/49	225	225,255
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	474	512,106
Series 2015-LC20, Class A3
3.086%	04/15/50	100	101,077
Series 2017-C41, Class A2
2.590%	11/15/50	1,100	1,123,287

Total Commercial Mortgage-Backed Securities (cost $9,683,519)			10,092,125
Corporate Bonds — 20.9%
Agriculture — 0.6%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	250	281,628
Banks — 4.8%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	195	211,871
Sub. Notes, MTN
4.450%	03/03/26	280	314,568
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26	150	162,944
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25	310	338,625
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	105	103,907
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.250%	10/01/27	250	$282,845
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	330	359,020
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	330	372,571
			2,146,351
Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	100	100,098
Diversified Financial Services — 2.0%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	125	133,322
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	266,923
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A
2.750%	04/16/21(a)	250	250,195
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	85	87,095
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	150	146,337
			883,872
Electric — 3.2%
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	251,684
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	60	63,654
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	230	248,333
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	150	157,261
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	172,356
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	495	529,071
			1,422,359

A2

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	455	$474,384
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	360	383,619
			858,003
Multi-National — 0.9%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	405	408,106
Pharmaceuticals — 3.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22	25	25,714
3.600%	05/14/25	700	762,207
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	47	51,343
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	290	317,815
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	425	457,222
			1,614,301
Retail — 1.0%
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	390	434,973
Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	50	53,275
Telecommunications — 2.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	190	214,746
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.162%	04/03/26	205	202,203
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	410	442,241
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	280	280,180
			1,139,370

Total Corporate Bonds (cost $8,756,620)			9,342,336
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 5.0%
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	200	$207,781
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	220	225,555
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22(a)	1,500	1,533,560
2.500%	09/10/21	50	50,493
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	200	208,772

Total Sovereign Bonds (cost $2,169,699)			2,226,161
U.S. Government Agency Obligations — 12.2%
Federal Home Loan Bank, Unsec’d. Notes
0.375%	09/04/25	800	785,099
Federal Home Loan Mortgage Corp.
0.375%	04/20/23	1,500	1,504,877
Federal National Mortgage Assoc.
2.125%	04/24/26	3,000	3,169,151

Total U.S. Government Agency Obligations (cost $5,295,513)			5,459,127
U.S. Treasury Obligations — 5.0%
U.S. Treasury Bonds
3.625%	02/15/44(k)	1,420	1,747,044
U.S. Treasury Notes
0.750%	03/31/26	485	480,718
U.S. Treasury Strips Coupon
2.365%(s)	05/15/44(k)	30	16,866

Total U.S. Treasury Obligations (cost $2,578,882)			2,244,628

Total Long-Term Investments (cost $41,477,756)			42,456,967

	Shares
Short-Term Investments — 9.1%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	263,525	2,429,701
PGIM Core Ultra Short Bond Fund(wc)	139	139
PGIM Institutional Money Market Fund (cost $1,656,179; includes $1,655,940 of cash collateral for securities on loan)(b)(wc)	1,657,742	1,656,913

Total Short-Term Investments (cost $4,070,095)		4,086,753

TOTAL INVESTMENTS—103.9% (cost $45,547,851)		46,543,720

Liabilities in excess of other assets(z) — (3.9)%		(1,732,607)

Net Assets — 100.0%		$44,811,113

A3

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,614,787; cash collateral of $1,655,940 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
69	10 Year U.S. Treasury Notes	Jun. 2021	$9,034,687	$(214,463)
Short Positions:
50	2 Year U.S. Treasury Notes	Jun. 2021	11,036,328	8,436
149	5 Year U.S. Treasury Notes	Jun. 2021	18,386,368	189,933
3	10 Year U.S. Ultra Treasury Notes	Jun. 2021	431,062	12,698
4	20 Year U.S. Treasury Bonds	Jun. 2021	618,375	19,527
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	906,094	36,540
				267,134
				$52,671

Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
130	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(2,557)	$(2,557)
260	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,843)	(5,843)
650	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,690)	(9,616)	(7,926)
A4

AST BOND PORTFOLIO 2026 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Inflation swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
390	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(3,756)	$(3,756)
				$(1,690)	$(21,772)	$(20,082)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
130	01/12/26	0.392%(A)	1 Day USOIS(1)(A)	$—	$2,428	$2,428
260	01/13/26	0.406%(A)	1 Day USOIS(1)(A)	—	4,694	4,694
650	02/02/26	0.362%(A)	1 Day USOIS(1)(A)	4,676	13,820	9,144
390	02/18/26	0.506%(A)	1 Day USOIS(1)(A)	—	5,789	5,789
38,370	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	(94,095)	1,113,305	1,207,400
				$(89,419)	$1,140,036	$1,229,455

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5